Consolidated statement of comprehensive income - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Consolidated statement of comprehensive income/(expense)
Profit for the financial period		€ 1,052	€ 1,221
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		(812)	228
Foreign exchange translation differences recycled on disposal		0	115
Other, net of tax	[1]	18	134
Total items that may be reclassified to the income statement in subsequent periods		(794)	477
Items that will not be reclassified to the income statement in subsequent years:
Fair value gains on equity instruments classified as Other investments, net of tax		242	166
Net actuarial gains on defined benefit pension schemes, net of tax		(1)	75
Total items that will not be reclassified to the income statement in subsequent periods		241	241
Other comprehensive income		(553)	718
Total comprehensive income for the financial period		499	1,939
Attributable to:
– Owners of the parent		393	1,869
– Non-controlling interests		106	70
Total comprehensive income for the financial period		€ 499	€ 1,939

[1]	Principally includes the impact of the Group’s cash flow hedges recognised in other comprehensive income during the period.